Schedule of Investments
May 31, 2024 (unaudited)
Archer Stock Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 93.31%

Aircraft - 1.97%
The Boeing Co. (2)	2,640	468,890

Aircraft Engines & Engine Parts - 1.81%
RTX Corp.	4,000	431,240

Beverages - 1.85%
The Coca-Cola Co.	7,000	440,510

Electric Services - 4.55%
American Electric Power Co., Inc.	2,000	180,500
NextEra Energy, Inc.	11,260	901,025

		1,081,525

Electronic Computers - 3.00%
Apple, Inc.	3,714	714,017

Fire, Marine & Casualty Insurance - 2.41%
Berkshire Hathaway, Inc. Class B (2)	1,385	573,944

Hospital & Medical Service Plans - 4.62%
Centene Corp. (2)	9,200	658,628
UnitedHealth Group, Inc.	890	440,879

		1,099,507

Industrial Inorganic Chemicals - 2.59%
Linde plc (United Kingdom)	1,413	615,390

Industrial Instruments For Measurement, Display & Control - 1.66%
MKS Instruments, Inc.	3,110	393,695

Measuring & Controlling Devices - 2.89%
Thermo Fisher Scientific, Inc.	1,212	688,392

National Commercial Banks - 4.83%
Bank of America Corp.	12,000	479,880
JPMorgan Chase & Co.	3,300	668,679

		1,148,559

Petroleum Refining- 2.33%
Exxon Mobil Corp.	4,735	555,226

Pharmaceutical Preparations - 6.94%
Eli Lily & Co.	720	590,645
Johnson & Johnson	3,065	449,544
Merck & Co., Inc.	4,860	610,124

		1,650,313

Railroads, Line-Haul Operating - 2.06%
Union Pacific Corp. Class B	2,100	488,922

Retail - Catalog & Mail-Order Houses - 2.55%
Amazon.com, Inc. (2)	3,440	606,954

Retail-Drug Stores and Proprietary Stores - 2.29%
CVS Health Corp.	9,140	544,744

Retail - Lumber & Other Building Materials Dealers - 2.07%
The Home Depot, Inc.	1,470	492,259

Retail - Retail Stores - 1.63%
Ulta Beauty, Inc. (2)	980	387,188

Semiconductors & Related Devices - 9.13%
Advanced Micro Devices, Inc. (2)	3,370	562,453
NVIDIA Corp.	1,180	1,293,669
Skyworks Solutions, Inc.	3,410	315,971

		2,172,093

Services - Business Services - 3.30%
Fiserv, Inc. (2)	1,425	213,408
Visa, Inc. Class A	2,100	572,166

		785,574

Services - Computer Programming, Data Processing, Etc. - 8.16%
Alphabet, Inc. Class A (2)	5,544	956,340
Meta Platforms, Inc. Class A (2)	2,110	985,011

		1,941,351

Services - Equipment Rental & Leasing - 2.76%
United Rentals, Inc.	980	656,022

Services - Medical Laboratories - 1.46%
Laboratory Corp. of America Holdings	1,780	346,940

Services - Miscellaneous Health & Allied Services - 3.00%
ICON plc (Ireland) (2)	2,200	714,604

Services-Miscellaneous Amusement & Recreation - 1.58%
The Walt Disney Co. (2)	3,615	375,635

Services - Prepackaged Software - 7.28%
Adobe, Inc. (2)	1,057	470,111
Cloudflare, Inc. Class A (2)	5,870	397,340
Microsoft Corp.	2,080	863,470

		1,730,922

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.12%
The Procter & Gamble Co. (2)	3,068	504,809

Surgical & Medical Instruments & Apparatus - 2.47%
Stryker Corp.	1,720	586,675

Total Common Stock	(Cost $ 10,686,195)	22,195,898

Real Estate Investment Trusts - 1.51%

American Tower Corp.	1,840	360,162

Total Registered Investment Companies	(Cost $ 300,523)	360,162

Money Market Registered Investment Companies - 5.09%

Federated Treasury Obligation Fund - Institutional Shares - 5.23% (3)	1,209,984	1,209,984

Total Money Market Registered Investment Companies	(Cost $ 1,209,984)	1,209,984

Total Investments - 99.91%	(Cost $ 12,196,702)	23,766,044

Other Assets Less Liabilities - .09%		21,366

Total Net Assets - 100.00%		23,787,410

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$23,766,044	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$23,766,044	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2024.